RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2019, 2018 and 2017 is as follows:

(in thousands of $)	2019	2018	2017
Frontline	3,402	3,687	4,210
SFL	37,069	29,484	27,977
Seateam	3,636	3,783	3,103
Seatankers	8,708	12,325	9,696
Golden Opus	—	—	1,286
CCL	1,154	62	57
Hemen	—	1,338	634
	53,969	50,679	46,963

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2019, 2018 and 2017 is as follows:

(in thousands of $)	2019	2018	2017
SFL	894	793	738
Seatankers	665	681	933
Northern Drilling	50	28	—
CCL	—	2,557	3,368
	1,609	4,059	5,039
A summary of balances due from related parties as of December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
CCL	—	6
Frontline	3,886	3,192
UFC	—	163
SFL	—	91
Seatankers	1,294	538
	5,180	3,990

A summary of short-term balances owed to related parties as of December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
CCL	2,060	—
Frontline	1,284	—
SFL	618	—
Other	8
	3,970	—